Long Term Debt - Senior Notes (Details) - Senior Notes - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jul. 31, 2016	Sep. 30, 2016
Long-Term Debt
Face amount of debt	$ 550,000
Interest rate percentage	7.875%
Proceeds from debt, net of discounts and issuance costs	$ 537,500
Debt outstanding		$ 550,000
Immediate Due and Payable clause, percentage of holdings		25.00%
Related Party Debt Transaction | Limited Liability Member and Lender
Long-Term Debt
Debt outstanding		$ 168,500